UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-3906
                                       --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300     Dayton, OH  45402-1819
     -----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, OH
     ----------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2012
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.




                                     Page 1
PC&J PERFORMANCE
FUND

Financial Statements and Financial Highlights for the Year Ended December 31, 2012 and Report of Independent Registered Public
Accounting Firm

------

------


PC&J PERFORMANCE FUND
---------------------

 ANNUAL REVIEW

Unaudited


MANAGEMENT  REVIEW  AND  ANALYSIS
The stock market began the year with a bang as the S&P 500 Index rose about 13% in the first quarter. But once the index peaked in March, the advance fizzled out and the market became choppy through year-end. Political and economic angst created too many headwinds for stocks to add much to their first quarter gains. First, it was the sovereign debt crisis in Europe. Dormant during the first-quarter rally, the debt problems of Spain, France and Italy saw a spring awakening. European equities corrected sharply from March through May, helping to put downward pressure on U.S. stocks. Then our economic recovery began teetering in the second quarter and a double-dip recession was in the offing.

But the stock market bottomed in June as the Federal Reserve extended its quantitative easing program. The Fed promised to buy even more securities than in the past to keep interest rates low and to prop up the housing market. The fall brought more uncertainty as S&P profits were barely higher in the third quarter as total revenues inched up 0.5%. Even the outcome of the fall elections had little impact on stocks. No sooner were the votes counted than the market faced a new crisis: the fiscal cliff. Despite the year's challenges, where no less than a recession was at stake, the S&P 500 Index provided a double-digit return of 16.00% for 2012.

Expecting some meaningful downside price pressure in 2012, given the year's numerous economic and political challenges, the PCJ Performance Fund (the "Fund") followed a strategy designed to protect against a large market decline. While the market experienced periods of weakness, policy initiatives by the European Central Bank and the Federal Reserve provided important downside support. Just as it seemed that leading stocks were breaking down at various times during the year, portending a significant market decline, prices began to stabilize. Yet, trading patterns confirming that a sustained market advance is underway were delayed, which limited the Fund's participation. The whip-saw nature of the market and a higher than normal level of cash maintained to protect against a declining market caused the Fund to lag its benchmark with its 5.48% return for the year.




                              1 Year   5 Years   10 Years

Performance Fund                5.48%    -2.28%      4.55%

S&P 500 Index                  16.00%     1.66%      7.09%



The historical trend is for stocks to rise in election years, and the market obliged in 2012. But post-election years have a mixed record.

There are some hopeful signs for the market as few leading stocks have broken down or flashed sell signals. Europe's debt crisis is contained, at least for now. The Fed's efforts to prop up the real estate market are also having some success. Stocks rallied to begin the new year based on renewed optimism since the Obama administration and Congress closed on a tax deal to avert the fiscal cliff.

However, there are enough cross-currents to keep us on the cautious side of the equation. The S&P 500's fourth-quarter profits are trending downward, and 2013 estimates are already expected to only show modest progress over last year. Congress and the administration are slated for another round of negotiations to raise the country's debt limit. If our political leaders can come to some agreement without the political bickering of past negotiations, then the market may react favorably to stable economic growth both in the U.S. and abroad.



PERFORMANCE FUND EXPENSE RATIO*

Per May 1, 2012 Prospectus           1.70%
Per December 31, 2012 Annual Report  1.61%



* The expense ratio stated in the May 1, 2012 Prospectus includes acquired fund fees and expenses as required by Form N-1A. The expense ratio stated in the December 31, 2012 Annual Report includes only operating expenses of the Performance Fund.

                          GROWTH OF $10,000 INVESTMENT



                               PERFORMANCE     S&P 500
                                     GROWTH     GROWTH
                            2002     10,000     10,000
                            2003     12,300     12,854
                            2004     13,198     14,253
                            2005     13,629     14,952
                            2006     14,787     17,315
                            2007     17,522     18,265
                            2008     11,104     11,507
                            2009     13,094     14,552
                            2010     14,725     16,744
                            2011     14,800     17,097
                            2012     15,611     19,832



TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND WILL BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 888.223.0600.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012



                                         PERCENT
                                          OF NET       NUMBER OF
SECURITY                                  ASSETS        SHARES        VALUE
-------------------------------------    --------      ---------    ----------
-------------------------------------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer Discretionary:                     10.2%
 Comcast Corp.                                             9,000    $  336,240
 Costco Wholesale Corp.                                    2,000       197,460
 Home Depot Inc.                                           4,000       247,400
 Ryland Group Inc.                                         9,000       328,500
 Toyota Motor Corp. 3                                      2,000       186,500
 Walt Disney Co.                                           3,000       149,370

                                                                     1,445,470


Consumer Staples:                            4.3
 Kroger Co.                                                9,000       234,180
 The J.M. Smucker Company                                  2,000       172,480
 Wal Mart Stores Inc.                                      3,000       204,690

                                                                       611,350


Energy:                                      5.2
 Eagleford Energy Inc. 1,6                               250,000        27,500
 Southwestern Energy Co. 1                                 4,000       133,640
 SPDR Energy Select Sector 2                               8,000       571,360

                                                                       732,500


Financial Services:                          8.6
 American Tower Corp.                                      5,500       424,985
 Extra Space Storage Inc.                                  6,000       218,340
 Goldman Sachs Group Inc.                                  1,500       191,340
 HDFC Bank Ltd., ADR 3                                     4,000       162,880
 KeyCorp                                                  10,000        84,200
 Texas Capital BancShares Inc. 1                           3,000       134,460

                                                                     1,216,205


Healthcare:                                 11.9
 Abbott Labs                                               2,000       131,000
 Amgen Inc.                                                4,000       344,800
 Biogen Idec Inc. 1                                        2,000       292,740
 Celgene Corp. 1                                           3,000       235,410
 Mednax Inc. 1                                             3,000       238,560
 Valeant Pharmaceuticals Int'l Inc. 1                      3,000       179,310
 Watson Pharmaceuticals Inc. 1                             3,000       258,000

                                                                     1,679,820





See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2012



                                           PERCENT
                                            OF NET       NUMBER OF
SECURITY                                    ASSETS        SHARES         VALUE
---------------------------------------

Industrials:                                   1.5%
 Honeywell International Inc.                                3,000    $   190,410
 Sionix Corp. 1                                          1,666,673         23,000

                                                                          213,410


Information Technology:                       14.4
 CommVault Systems Inc. 1                                    4,000        278,649
 EBay Inc. 1                                                 4,000        203,991
 International Business Machines Corp.                       1,000        191,550
 Mastercard Inc.                                               300        147,384
 PowerShares QQQ Trust 2                                     7,000        455,911
 Rackspace Hosting Inc. 1                                    3,000        222,810
 Rackwise Inc. 1                                           300,000         45,000
 Rackwise Inc. 1,6                                         250,000         37,500
 Visa Inc.                                                   3,000        454,740

                                                                        2,037,535


Materials:                                     5.8
 Eagle Materials Inc.                                        4,000        234,000
 Ecolab Inc.                                                 4,000        287,600
 Sherwin Williams Company                                    2,000        307,640

                                                                          829,240


Diversified Indexed Trusts:                   16.5
 EGShares Emerging Mkts Consumer 2                          12,000        319,680
 Morgan Stanley China A Share 2                              5,000        120,250
 S&P 500 SPDR Trust 2                                        5,000        712,050
 iShares MSCI Canada Index 2                                 7,850        222,940
 iShares MSCI Hong Kong Index 2                              8,000        155,360
 iShares S&P 100 Index 2                                    10,000        646,900
 iShares FTSE China 25 Index 2                               4,000        161,800

                                                                        2,338,980


Gold & Precious Metals:                        1.1
 SPDR Gold Trust  1,2                                        1,000        162,020


TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $10,068,581)                           79.5                     11,266,530





See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2012



                                                     PERCENT
                                                      OF NET       NUMBER OF
SECURITY                                              ASSETS        SHARES         VALUE
-------------------------------------------------

WARRANTS                                                 0.0%
 Eagleford Energy Inc. Warrants 1,4,5,6                              125,000    $         0
 7-20-2015 (Cost $0)
 Sionix Corporation Warrants 1,4,5                                   416,666              0
 8-30-2015 (Cost $0)
 Sionix Corporation Warrants 1,4,5                                   208,335              0
 10-13-2015 (Cost $0)
 Sionix Corporation Warrants 1,4,5                                   208,335              0
 4-5-2016 (Cost $0)
 Rackwise Inc. Warrants 1,4,5                                        300,000              0
 11-18-2016 (Cost $0)
 Rackwise Inc. Warrants 1,4,5,6                                      250,000              0
 12-11-2017 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                                0


CONVERTIBLE PREFERRED STOCK
TRUST                                                    0.8
 ACP HyperActive Technologies Trust 1,4,5
            Consists of HyperActive Technologies
            Inc. Preferred Stock                                     125,000        109,673
            (Cost $125,000)


MUTUAL FUNDS                                            17.9
 First American Treasury Oblig. Fund                               2,537,405      2,537,405
            (Cost $2,537,405)



TOTAL INVESTMENTS
 (Cost $12,730,986) 7                                   98.2%                   $13,913,608


ASSETS LESS OTHER LIABILITIES                            1.8                        258,315


NET ASSETS                                             100.0%                   $14,171,923






See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2012


1  Non-income producing security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 ADR - American Depositary Receipt
4 Security has been deemed illiquid. At December 31, 2012, the aggregate value of illiquid securities was $109,673, which is 0.8% of the Fund's net assets.
5  Security valued according to "good faith pricing" guidelines.  (See Note A)
6 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. 250,000 shares of Eagleford Energy Inc., with 125,000 warrants, were acquired on May 10, 2012, at a cost of $50,000. 250,000 shares of Rackwise Inc., with 250,000 warrants, were acquired on November 29, 2012 at a cost of $37,500. At December 31, 2012, the aggregate amount of Rule 144A securities was $65,000, which is 0.5% of the Fund's net assets.
7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note D)








































See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2012




ASSETS:
Cash                                                             $    16,483

Investments in securities, at value
 (Cost basis - $12,730,986) (Notes A & D)                         13,913,608

Receivables:
 Dividends and interest                                               57,957
 Securities sold                                                     574,394

             Total receivables                                       632,351


Total assets                                                      14,562,442


LIABILITIES:

Payables:
 Accrued expenses (Note B)                                            21,153
 Fund shares redeemed                                                128,717
 Securities purchased                                                240,649

             Total payables                                          390,519


NET ASSETS                                                       $14,171,923



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year                                                   850,727
 Net decrease (Note C)                                               (59,763)

 End of year                                                         790,964




NET ASSET VALUE, offering price and redemption price per share   $     17.92



NET ASSETS CONSIST OF:
 Paid in capital                                                 $12,971,116
 Net unrealized appreciation on investments                        1,182,622
 Undistributed net investment income                                       0
 Accumulated net realized gain on investments                         18,185

 Net Assets                                                      $14,171,923






See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012



INVESTMENT INCOME (Note A):
 Dividends                                                          $  215,192
 Interest                                                                4,987

Total investment income                                                220,179


EXPENSES (Note B):
 Investment advisory fee                                               163,844
 Management fee                                                         98,306
 Miscellaneous expense                                                   1,567

Total expenses                                                         263,717


NET INVESTMENT LOSS                                                    (43,538)


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                                    1,510,372
 Change in net unrealized appreciation/depreciation of investments    (596,720)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        913,652


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  870,114





















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                         For The Years Ended December 31,
                                                                 2012            2011

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss                                        $   (43,538)      $  (112,728)
 Net realized gain on investments                             1,510,372         1,481,458
 Change in net unrealized appreciation/depreciation
      of investments                                           (596,720)       (1,279,801)

Net increase in net assets resulting from operations            870,114            88,929


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                           0              (137)
 From net realized gain on investments                       (1,460,977)       (1,358,308)

Decrease in assets from distributions to shareholders        (1,460,977)       (1,358,445)


INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                         (1,344,327)          715,716

Total decrease in net assets                                 (1,935,190)         (553,800)

NET ASSETS:
 Beginning of year                                           16,107,113        16,660,913


 End of year                                                $14,171,923       $16,107,113




UNDISTRIBUTED NET INVESTMENT INCOME                         $         0       $         0




















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2012


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term growth of capital.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Securities that are traded on any national exchange, including common stocks and exchange traded funds, are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market, including common stocks and exchange traded funds, are generally valued at the NASDAQ Official Closing Price. Mutual funds are valued at the net asset value of their shares on each business day. Securities may be valued on the basis of prices furnished by a pricing service when Parker Carlson & Johnson, Inc. (the
"Adviser") believes such prices accurately reflect the fair value of such securities. If the Adviser decides that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily reliable, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees"). Securities that are fair valued include warrants and convertible preferred stocks. It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on inputs such as a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues. Other inputs may include a review of the issuer's financial statements, cash flows or credit quality and other transactions or offers by the issuer. A combination of these and other methods may be used. Fair value for an illiquid security of a company may be determined using input from firms having detailed knowledge of the company, not only of the company's current operating capability but knowledge also of the favorable or unfavorable future impact of current business alliances. Fair value of an illiquid security may also be determined to be the price at which the company completes the most recent sale of securities in a private offering.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2012


Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value.

There were no transfers in and out of Levels 1, 2 and 3 for the year ended December 31, 2012.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the Fund's securities as of December 31, 2012.




                                         Level 1  Level 2  Level 3   Total
Security Type                            Investments in Securities ($000)

Common Stocks and Exchange Traded Funds  $11,267  $      -  $      -  $11,267
Warrants                                       -         0         -        0
Convertible Preferred Stock Trust              -         -       110      110
Mutual Funds                               2,537         -         -    2,537
Total                                    $13,804  $      0  $    110  $13,914
                                         -------  --------  --------  -------

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2012





                                                                     Measurements
                                                           Using Unobservable Inputs ($000)
                                                                      (Level 3)

                                                                      Securities
---------------------------------------------------------

Beginning Balance December 31, 2011                                                   $169

Total losses (realized/unrealized) included in earnings                                (59)

Purchases                                                                                -

Sales                                                                                    -

Issuances                                                                                -

Settlements                                                                              -

Return of capital                                                                        -

Transfers in to Level 3                                                                  -

Transfers out of Level 3                                                                 -

Ending Balance December 31, 2012                                                      $110

The amount of total gains or losses for the period
included in earnings (or changes in net assets)
attributable to the change in unrealized gains or losses
relating to assets still held at the reporting date                                   $(15)
                                                                                      =====



(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2012, the Fund has no capital loss carry forward. The Regulated Investment Company Modernization Act of 2010 eliminates the eight-year limit on the use of capital loss carryforwards, effective for losses generated in the first taxable year after the date of enactment (December 22, 2010). See Note E for further disclosure regarding uncertain tax positions.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains, if any, generally are declared and paid annually, but can be more frequent. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2012


The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is not known; however, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT

     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 1.0% of the daily net assets of the Fund. Investment advisory fees were $163,844 for the year ended December 31, 2012.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including total Trustee fees of $4,000 for the year ended December 31, 2012.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $98,306 for the year ended December 31, 2012.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.





C.   CAPITAL SHARE TRANSACTIONS
                                                     For the Year Ended                 For the Year Ended
                                                      December 31, 2012                  December 31, 2011
                                                    -------------------                 ------------------



                                                 Shares           Dollars            Shares            Dollars
                                                 ------           -------            ------            -------
     Subscriptions                               27,823       $   555,544            26,113            $   552,891
     Reinvestment of distributions               81,848         1,460,977            71,799              1,358,445

                                                109,671         2,016,521            97,912              1,911,336
     Redemptions                               (169,434)       (3,360,848)          (57,090)            (1,195,620)

     Net increase (decrease)                    (59,763)      $(1,344,327)           40,822            $   715,716


D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2012, aggregated $39,197,651 and $40,947,837, respectively.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2012


E.  FEDERAL  TAX  DISCLOSURE
Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences may arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, and will reverse at some time in the future. Permanent differences incurred during the tax year ended December 31, 2012, resulting in book and tax accounting differences, have been reclassified at year end to reflect an increase in undistributed net investment income of $43,538 and a decrease to accumulated net realized gain on investments of $43,538. Net assets were not affected by this reclassification.


                                    Tax Character of Distributions Paid
         For the Year Ended December 31, 2012                 For the Year Ended December 31, 2011
         ------------------------------------                 ------------------------------------

----------------

Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  ------------------
$       783,530   $     677,447   $        1,460,977   $        44,946   $   1,313,499   $        1,358,445
================  ==============  ===================  ================  ==============  ==================





                      Tax Basis of Distributable Earnings
                            As of December 31, 2012

      Undistributed         Undistributed
        Ordinary             Accumulated        Unrealized
         Income            Realized Gains      Appreciation
         ------           ---------------      -------------
$            17,626     $           6,810     $    1,176,371
===================     =================     ==============


The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2009-2012) and has concluded that no provision for uncertain tax benefits or expenses is required in these financial statements.

At December 31, 2012, the aggregate cost for federal income tax purposes is $12,737,237, gross unrealized appreciation on investments was $1,353,166 and gross unrealized depreciation on investments was $176,795 for a net unrealized appreciation of $1,176,371.

F. SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the date of issuance of the financial statements and determined that no events have occurred that require disclosure.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2012


G. OTHER FEDERAL TAX INFORMATION (UNAUDITED)

The percentage of ordinary income dividends that is eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 22.0%.

PC&J PERFORMANCE FUND
---------------------

FINANCIAL HIGHLIGHTS




Selected Data for Each Share of Capital    For the Years Ended December 31,
Stock Outstanding Throughout the Year       2012          2011        2010        2009        2008
                                         ----------      --------    --------    ---------  ---------
NET ASSET VALUE-BEGINNING OF YEAR         $ 18.93       $ 20.57     $ 18.73     $ 15.98      $ 25.27

Income from investment operations:
   Net investment income (loss)             (0.06)        (0.13)       0.02        0.09         0.03
   Net realized and unrealized
      gain (loss) on securities              1.09          0.23        2.32        2.77        (9.29)

TOTAL FROM INVESTMENT OPERATIONS             1.03          0.10        2.34        2.86        (9.26)

Less distributions:
   From net investment income                   -         (0.00) 1    (0.02)      (0.11)       (0.01)
   From net realized gain
     on investments                         (2.04)        (1.74)      (0.48)          -        (0.02)

TOTAL DISTRIBUTIONS                         (2.04)        (1.74)      (0.50)      (0.11)       (0.03)

NET ASSET VALUE-END OF YEAR               $ 17.92     $   18.93     $ 20.57     $ 18.73     $  15.98


TOTAL RETURN                                 5.48%         0.51%      12.46%      17.92%      (36.63%)

RATIOS TO AVERAGE NET ASSETS
   Expenses                                  1.61%         1.60%       1.60%       1.60%        1.60%
   Net investment income (loss)             (0.27)%       (0.67)%      0.08%       0.53%        0.14%

Portfolio turnover rate                    301.96%       246.94%     182.11%     144.93%      108.94%

Net assets at end of year (000's)         $14,172     $  16,107     $16,661     $16,873     $ 15,934



1  Less  than  ($.005)  per  share

  Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Past performance is not indicative of future results.








See  notes  to  financial  statements.

------


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of PC&J Performance Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PC&J Performance Fund (the "Fund") as of December 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Performance Fund as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Cincinnati, Ohio
February 25, 2013

PC&J PERFORMANCE FUND
---------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2012 (Unaudited)


FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2012) and held for the entire period through December 31, 2012.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.





                                                      Ending Account
                          Beginning Account Value         Value          Expenses Paid
                                July 1, 2012        December 31, 2012   During Period*
                          -----------------------   -----------------   --------------

Actual                    $               1,000.00  $         1,002.92  $          8.06

Hypothetical (5% return
 before expenses)         $               1,000.00  $         1,017.07  $          8.11



* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 (to reflect the one-half year period).

PC&J PERFORMANCE FUND

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2012 (Unaudited)


PORTFOLIO  CHARACTERISTICS




                                   % OF NET
INDUSTRY SECTOR                     ASSETS
                                   ---------
---------------------------------
Consumer Discretionary                 10.2%
Consumer Staples                        4.3
Energy                                  5.2
Financial Services                      8.6
Healthcare                             11.9
Industrials                             1.5
Information Technology                 14.4
Materials                               5.8
Diversified Indexed Trusts             16.5
Gold & Precious Metals                  1.1
Warrants                                0.0
Convertible Preferred Stock Trust       0.8
Mutual Funds                           17.9
Assets less other liabilities           1.8
Total                                 100.0%
                                   ---------


PC&J PERFORMANCE FUND
---------------------

FUND TRUSTEES DISCLOSURE
(Unaudited)


The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended.




                                                       NUMBER OF PORTFOLIOS
                        POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS   FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------  -------------  --------------------
----------------------

John W. Lohbeck
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                      Trustee since
Year of Birth: 1949     Trustee                  2008                     2
----------------------  --------------  -------------  --------------------






PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
                                                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
                                                             -----------------------------------
-----------------------------------------------------------

From September 2005 to present, consultant with Battelle &
Battelle LLP (CPA firm); from December 1990 to August
2005, COO of Wagner Smith Co. (commercial electrical
contracting firm)                                            None
-----------------------------------------------------------  -----------------------------------






                                                       NUMBER OF PORTFOLIOS
                        POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS   FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------  -------------  --------------------
----------------------

Laura B. Pannier
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                      Trustee since
Year of Birth: 1954     Trustee                  2003                     2
----------------------  --------------  -------------  --------------------






PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS            OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------  -----------------------------------
---------------------------------------------------

Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP (CPA firm)        None
---------------------------------------------------  -----------------------------------




**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

PC&J  PERFORMANCE  FUND
-----------------------

FUND TRUSTEES DISCLOSURE (Concluded)
(Unaudited)


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.



                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
                           ----------------  -------------  --------------------
-------------------------


Kathleen A. Carlson, CFA*                    Treasurer and
c/o PC&J Service Corp.                       Trustee since
300 Old Post Office        Treasurer, Chief    1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------  -----------------------------------
-------------------------------------------------------

President of the Adviser and PC&J Service Corp. since
1998; Treasurer and Director of the Adviser since 1982;
Chief Compliance Officer of the Adviser since 2004.      None
-------------------------------------------------------  -----------------------------------





                                                           NUMBER OF PORTFOLIOS
                        POSITION(S) HELD     LENGTH OF      IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND        TIME SERVED    OVERSEEN  BY TRUSTEE
----------------------  ----------------  ---------------  --------------------
----------------------

                                          Secretary and
James M. Johnson, CFA*                    Trustee since
c/o PC&J Service Corp.                              1985;
300 Old Post Office     President,        President since
120 West Third Street   Secretary,                  2005;
Dayton, Ohio 45402      Chairman and      Chairman since
Year of Birth: 1952     Trustee                      2010                     2
----------------------  ----------------  ---------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------
---------------------------------------------------------

Secretary and Director of the Adviser and PC&J Service
Corp. since 1982; Chief Investment Officer of the Adviser
since 1982.                                                None
---------------------------------------------------------  -----------------------------------




* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)     Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2011          $ 22,000
     FY 2012          $ 23,500






(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2011          $ None                    $ None
     FY 2012          $ None                         $ None
     Nature of the fees:     N/A


(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2011          $ 2,300                         $ None
     FY 2012          $ 2,450                         $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2011          $ None                         $ None
     FY 2012          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

Audit-Related Fees:      None                    None
Tax Fees:                None                    None
All Other Fees:          None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i) (A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2011          $ 2,300                         $ None
     FY 2012          $ 2,450                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.



ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 9. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
     Kathleen A. Carlson, Treasurer

Date     February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     February 22, 2013

By
/s/
---
     Kathleen A. Carlson, Treasurer

Date     February 22, 2013